Operating Leases and Obligations Related to Finance Leases - Operating Leases (Detail) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 vessel	Dec. 31, 2023 USD ($) vessel contract	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					$ 70,836	$ 27,374	$ 13,799
Operating Lease, Weighted Average Remaining Lease Term					3 years	3 years 4 months 24 days
Number of vessels chartered in | vessel					10	7
Operating Lease, Weighted Average Discount Rate, Percent					6.40%	6.02%
Charter Contract Extension, Period					1 year
Operating lease right-of-use assets (notes 8 and 13)					$ 76,314	$ 42,894
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					66,300	53,900
Lessee, Operating Lease, Liability, Payments, Due Year Two					32,900	36,000
Lessee, Operating Lease, Liability, Payments, Due Year Three					18,800	30,000
Lessee, Operating Lease, Liability, Payments, Due Year Four					11,200	18,800
Lessee, Operating Lease, Liability, Payments, Due Year Five					6,300	11,200
Lessee, Operating Lease, Liability, Payments, Due after Year Five					6,600	12,900
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 8)					$ 0	$ 288,108	$ 140,226
November 2021 and April 2022 Sale Leaseback
Operating Leased Assets [Line Items]
Sale Leaseback Transaction, Cost of Repurchase			$ 164,300
July 2017 and November 2018 Sale Leaseback
Operating Leased Assets [Line Items]
Sale Leaseback Transaction, Cost of Repurchase		$ 142,800
September 2021 Sale Leaseback
Operating Leased Assets [Line Items]
Sale Leaseback Transaction, Cost of Repurchase	$ 57,200
Minimum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					1 year
Maximum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					1 year
Ship-to-ship Support Vessel [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					18 months
Number of vessels chartered in | vessel					1	2
Operating lease right-of-use assets (notes 8 and 13)						$ 2,100
Carrying value of operating lease liabilities						$ 2,100
Ship-to-ship Support Vessel [Member] | September 2023
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 8 and 13)					$ 900
Carrying value of operating lease liabilities					$ 900
LR2 and Aframax Tankers
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					12 months	24 months
Number of vessels chartered in | vessel				2	3	1
Number of Time Charters with Option to Extend | contract					1
Operating lease right-of-use assets (notes 8 and 13)					$ 56,200
Carrying value of operating lease liabilities					$ 56,200
Number of Options to Extend | vessel					3
LR2 and Aframax Tankers | January 2023
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					24 months
LR2 and Aframax Tankers | February 2023
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					36 months
LR2 and Aframax Tankers | January 2023
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract					84 months
LR2 and Aframax Tankers | December 2022 contract
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract			3 years	3 years
LR2 and Aframax Tankers | December 2020 contract
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract			7 years	7 years
LR2 and Aframax Tankers | May 2023 and September 2023
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 8 and 13)					$ 12,600
Carrying value of operating lease liabilities					$ 12,600
Suezmax Tanker
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract						54 months
Number of vessels chartered in | vessel						1
Suezmax, Aframax and LR2 Vessels | December 2022 contract
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 8 and 13)						$ 30,300
Carrying value of operating lease liabilities						30,300
Suezmax, Aframax and LR2 Vessels | November 2021 and April 2022 Sale Leaseback
Operating Leased Assets [Line Items]
Number Of Vessels | vessel					9
Suezmax, Aframax and LR2 Vessels | July 2017 and November 2018 Sale Leaseback
Operating Leased Assets [Line Items]
Number Of Vessels | vessel					6
Suezmax, Aframax and LR2 Vessels | September 2021 Sale Leaseback
Operating Leased Assets [Line Items]
Number Of Vessels | vessel					4
Suezmax, Aframax, LR2 and STS Vessels
Operating Leased Assets [Line Items]
Number of Time Charters with Option to Extend | contract					5
Suezmax, LR2 and Aframax Tankers | June 2022 contract
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 8 and 13)						8,900
Carrying value of operating lease liabilities						8,900
Lease [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					$ 41,100	11,400
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					29,700	15,100
Short Term Lease less than 1 year [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					0	900
Lease term greater than one year
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)					70,800	$ 26,500
Long-Term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					39,627
Lessee, Operating Lease, Liability, Payments, Due Year Two					20,484
Lessee, Operating Lease, Liability, Payments, Due Year Three					11,415
Lessee, Operating Lease, Liability, Payments, Due Year Four					6,214
Lessee, Operating Lease, Liability, Payments, Due Year Five					3,015
Lessee, Operating Lease, Liability, Payments, Due after Year Five					3,195
Carrying value of operating lease liabilities					76,314
Total payments					83,950
Long-Term Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					26,713
Lessee, Operating Lease, Liability, Payments, Due Year Two					12,370
Lessee, Operating Lease, Liability, Payments, Due Year Three					7,400
Lessee, Operating Lease, Liability, Payments, Due Year Four					4,933
Lessee, Operating Lease, Liability, Payments, Due Year Five					3,250
Lessee, Operating Lease, Liability, Payments, Due after Year Five					3,443
Total payments					58,109
Long-Term Lease and Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months					66,340
Lessee, Operating Lease, Liability, Payments, Due Year Two					32,854
Lessee, Operating Lease, Liability, Payments, Due Year Three					18,815
Lessee, Operating Lease, Liability, Payments, Due Year Four					11,147
Lessee, Operating Lease, Liability, Payments, Due Year Five					6,265
Lessee, Operating Lease, Liability, Payments, Due after Year Five					6,638
Total payments					$ 142,059